Accounts receivable - Summary of aging analysis of receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	$ 801	$ 487
Accounts receivable, other	703	1,163
Total Accounts receivable	1,504	1,650
Less than 3 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	801	460
Accounts receivable, other	133	303
Total Accounts receivable	934	763
3-6 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	0	25
Accounts receivable, other	31	303
Total Accounts receivable	31	328
6-12 Months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	0	2
Accounts receivable, other	539	557
Total Accounts receivable	$ 539	$ 559